Deposits - Summary of Deposits (Detail) - CAD ($) $ in Millions		Oct. 31, 2021	Oct. 31, 2020
Disclosure Of Deposits [line items]
Payable after notice	[1],[2],[3],[4]	$ 207,110
Payable on a fixed date	[1],[3],[5]	348,490
Total	[1]	797,259	$ 750,838
Canada [member]
Disclosure Of Deposits [line items]
Payable after notice	[2],[3]	172,859
Payable on a fixed date	[3],[5]	231,791
Total		571,254	541,589
United States [member]
Disclosure Of Deposits [line items]
Payable after notice	[2],[3]	4,431
Payable on a fixed date	[3],[5]	38,926
Total		87,626	60,747
United Kingdom [member]
Disclosure Of Deposits [line items]
Payable after notice	[2],[3]	353
Payable on a fixed date	[3],[5]	16,879
Total		17,232	14,977
Mexico [member]
Disclosure Of Deposits [line items]
Payable after notice	[2],[3]	6,718
Payable on a fixed date	[3],[5]	11,834
Total		24,259	25,294
Peru [member]
Disclosure Of Deposits [line items]
Payable after notice	[2],[3]	5,552
Payable on a fixed date	[3],[5]	3,858
Total		14,520	17,694
Chile [member]
Disclosure Of Deposits [line items]
Payable after notice	[2],[3]	154
Payable on a fixed date	[3],[5]	11,346
Total		20,631	23,592
Colombia [member]
Disclosure Of Deposits [line items]
Payable after notice	[2],[3]	5,227
Payable on a fixed date	[3],[5]	3,271
Total		9,184	9,308
Other International [member]
Disclosure Of Deposits [line items]
Payable after notice	[2],[3]	11,816
Payable on a fixed date	[3],[5]	30,585
Total		52,553	57,637
Personal [member]
Disclosure Of Deposits [line items]
Payable after notice	[2],[3]	159,191
Payable on a fixed date	[3],[5]	64,955
Total		243,551	246,135
Business and government [member]
Disclosure Of Deposits [line items]
Payable after notice	[2],[3]	46,150
Payable on a fixed date	[3],[5]	254,187
Total		511,348	464,619
Financial institution [member]
Disclosure Of Deposits [line items]
Payable after notice	[2],[3]	1,769
Payable on a fixed date	[3],[5]	29,348
Total		42,360	$ 40,084
Interest bearing [member]
Disclosure Of Deposits [line items]
Payable on demand	[1],[3]	196,455
Interest bearing [member] | Canada [member]
Disclosure Of Deposits [line items]
Payable on demand	[3]	139,980
Interest bearing [member] | United States [member]
Disclosure Of Deposits [line items]
Payable on demand	[3]	44,112
Interest bearing [member] | Peru [member]
Disclosure Of Deposits [line items]
Payable on demand	[3]	5,056
Interest bearing [member] | Chile [member]
Disclosure Of Deposits [line items]
Payable on demand	[3]	2,842
Interest bearing [member] | Colombia [member]
Disclosure Of Deposits [line items]
Payable on demand	[3]	45
Interest bearing [member] | Other International [member]
Disclosure Of Deposits [line items]
Payable on demand	[3]	4,420
Interest bearing [member] | Personal [member]
Disclosure Of Deposits [line items]
Payable on demand	[3]	9,214
Interest bearing [member] | Business and government [member]
Disclosure Of Deposits [line items]
Payable on demand	[3]	176,757
Interest bearing [member] | Financial institution [member]
Disclosure Of Deposits [line items]
Payable on demand	[3]	10,484
Non- interest bearing [member]
Disclosure Of Deposits [line items]
Payable on demand	[1],[3]	45,204
Non- interest bearing [member] | Canada [member]
Disclosure Of Deposits [line items]
Payable on demand	[3]	26,624
Non- interest bearing [member] | United States [member]
Disclosure Of Deposits [line items]
Payable on demand	[3]	157
Non- interest bearing [member] | Mexico [member]
Disclosure Of Deposits [line items]
Payable on demand	[3]	5,707
Non- interest bearing [member] | Peru [member]
Disclosure Of Deposits [line items]
Payable on demand	[3]	54
Non- interest bearing [member] | Chile [member]
Disclosure Of Deposits [line items]
Payable on demand	[3]	6,289
Non- interest bearing [member] | Colombia [member]
Disclosure Of Deposits [line items]
Payable on demand	[3]	641
Non- interest bearing [member] | Other International [member]
Disclosure Of Deposits [line items]
Payable on demand	[3]	5,732
Non- interest bearing [member] | Personal [member]
Disclosure Of Deposits [line items]
Payable on demand	[3]	10,191
Non- interest bearing [member] | Business and government [member]
Disclosure Of Deposits [line items]
Payable on demand	[3]	34,254
Non- interest bearing [member] | Financial institution [member]
Disclosure Of Deposits [line items]
Payable on demand	[3]	$ 759

[1]	Deposits denominated in U.S. dollars amount to $259,027 (2020 – $215,836), deposits denominated in Chilean pesos amount to $17,841 (2020 – $21,099), deposits denominated in Mexican pesos amount to $22,032 (2020 – $22,765) and deposits denominated in other foreign currencies amount to $82,871 (2020 – $83,706).
[2]	Deposits payable after notice include all deposits for which we require notice of withdrawal, generally savings accounts.
[3]	Deposits payable on demand include all deposits for which we do not have the right to notice of withdrawal, generally chequing accounts.
[4]	Includes $193 (2020 – $158) of non-interest bearing deposits.
[5]	All deposits that mature on a specified date, generally term deposits, guaranteed investments certificates and similar instruments.